Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,442.4	$ 3,446.9	$ 3,360.9
Net written premiums	2,427.9	2,082.0	2,212.5
Gross earned premiums	3,422.4	3,534.4	3,209.2
Net earned premium	2,293.3	2,214.7	2,306.6
Losses and loss adjustment expenses	1,679.7	1,573.0	1,994.7
Amortization of deferred policy acquisition costs	412.7	371.6	400.5
General and administrative expenses	341.5	357.7	411.2
Underwriting income (loss)	(140.6)	(87.6)	(499.8)
Corporate expenses	(54.5)	(56.8)	(58.3)
Non-operating expenses	(125.6)	(77.2)	(32.7)
Net investment income	197.3	198.2	189.0
Realized and unrealized investment gains	97.1	110.0	148.9
Realized and unrealized investment losses	(10.9)	(174.7)	(28.4)
Realized loss on debt extinguishment	(5.5)	(8.6)	0.0
Change in fair value of loan notes issued by variable interest entities	(3.1)	(4.4)	21.2
Change in fair value of derivatives	(144.2)	(31.8)	27.7
Interest expense on long term debt	(20.2)	(25.9)	(29.5)
Net realized and unrealized foreign exchange (losses)	(11.8)	(3.5)	(23.9)
Other income	4.9	9.0	8.9
Other expenses	(1.7)	(2.7)	(4.9)
(Loss) from operations before income tax	(218.8)	(156.0)	(281.8)
Income tax (expense)/benefit	(22.9)	10.2	15.4
Net (loss)	(241.7)	(145.8)	(266.4)
Losses and loss adjustment expenses	6,951.8	7,074.2	6,749.5	$ 5,319.9
Net Reserves for Losses and LAE	$ 4,632.0	$ 4,996.6	$ 5,234.3	$ 4,759.2
Ratios
Loss ratio	73.20%	71.00%	86.50%
Policy acquisition expense ratio	18.00%	16.80%	17.40%
General and administrative expense ratio	22.70%	22.20%	21.80%
Expense ratio	40.70%	39.00%	39.20%
Combined ratio	113.90%	110.00%	125.70%
Non-operating expenses related to Merger Agreement	$ 103.4	$ 39.0
Non-operating expenses related to Effectiveness And Efficiency Program	22.2	37.5	$ 15.2
Non-operating expenses related to impairment charges on lease assets	12.3
Non-operating expenses related to retention costs		11.3
Write back of buy out provision		(14.1)
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	1,251.1	1,182.9	1,250.0
Net earned premium	1,255.2	1,256.4	1,206.1
Losses and loss adjustment expenses	2,605.9	2,843.6	2,917.1
Net Reserves for Losses and LAE	$ 2,605.9	$ 2,843.6	$ 2,917.1
Ratios
Loss ratio	73.10%	73.80%	92.60%
Policy acquisition expense ratio	21.10%	20.80%	19.50%
General and administrative expense ratio	8.90%	9.40%	13.00%
Expense ratio	30.00%	30.20%	32.50%
Combined ratio	103.10%	104.00%	125.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,176.8	$ 899.1	$ 962.5
Net earned premium	1,038.1	958.3	1,100.5
Losses and loss adjustment expenses	2,026.1	2,153.0	2,317.2
Net Reserves for Losses and LAE	$ 2,026.1	$ 2,153.0	$ 2,317.2
Ratios
Loss ratio	73.40%	67.40%	79.80%
Policy acquisition expense ratio	14.20%	11.60%	15.00%
General and administrative expense ratio	22.10%	25.00%	23.10%
Expense ratio	36.30%	36.60%	38.10%
Combined ratio	109.70%	104.00%	117.90%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,485.5	$ 1,495.7	$ 1,548.5
Net written premiums	1,251.1	1,182.9	1,250.0
Gross earned premiums	1,494.9	1,593.9	1,451.8
Net earned premium	1,255.2	1,256.4	1,206.1
Losses and loss adjustment expenses	917.9	927.0	1,116.4
Amortization of deferred policy acquisition costs	264.9	260.9	235.5
General and administrative expenses	111.7	118.5	157.3
Underwriting income (loss)	(39.3)	(50.0)	(303.1)
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	1,956.9	1,951.2	1,812.4
Net written premiums	1,176.8	899.1	962.5
Gross earned premiums	1,927.5	1,940.5	1,757.4
Net earned premium	1,038.1	958.3	1,100.5
Losses and loss adjustment expenses	761.8	646.0	878.3
Amortization of deferred policy acquisition costs	147.8	110.7	165.0
General and administrative expenses	229.8	239.2	253.9
Underwriting income (loss)	$ (101.3)	$ (37.6)	$ (196.7)